OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS

As at December 31 (millions of dollars)	2025	2024
Deferred pension assets (Note 18)	610	647
Investments in associates[1]	302	46
Right-of-Use assets (Note 21)	47	55
Other long-term assets	64	60
	1,023	808
1 On March 4, 2025, Hydro One Networks completed the acquisition of an approximate 48% interest in the EWT LP for approximately $261 million in cash, including closing adjustments.